Convertible notes payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Convertible notes payable
Convertible notes payable	$ 150,000	$ 0
Total convertible notes payable	150,000	0
Less: unamortized debt discount	(26,250)	0
Total	$ 123,750	$ 0